Financing Activities	12 Months Ended
Dec. 31, 2017
Financing Activities
FINANCING ACTIVITIES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Common Stock (Applies to AEP)

Listed below is a reconciliation of common stock share activity:

Shares of AEP Common Stock	Issued	Held in Treasury
Balance, December 31, 2014	509,739,159	20,336,592
Issued	1,650,014	—
Balance, December 31, 2015	511,389,173	20,336,592
Issued	659,347	—
Balance, December 31, 2016	512,048,520	20,336,592
Issued	162,124	—
Treasury Stock Reissued	—	(131,546)	(a)
Balance, December 31, 2017	512,210,644	20,205,046

(a)	Reissued Treasury Stock used to fulfill share commitments related to AEP’s Share-based Compensation. See “Shared-based Compensation Plans” section of Note 15 for additional information.
Long-term Debt

The following table details long-term debt outstanding:

		Weighted Average	Interest Rate Ranges as of		Outstanding as of
		Interest Rate as of	December 31,		December 31,
Company	Maturity	December 31, 2017	2017	2016	2017	2016
AEP					(in millions)
Senior Unsecured Notes	2017-2047	4.62%	2.15%-8.13%	1.65%-8.13%	$16,478.3	$14,761.0	(f)
Pollution Control Bonds (a)	2017-2042 (b)	3.06%	1.54%-6.30%	0.69%-6.30%	1,621.7	1,725.1
Notes Payable – Nonaffiliated (c)	2017-2032	3.00%	2.03%-6.37%	1.456%-6.37%	260.8	326.9
Securitization Bonds	2017-2028 (d)	3.70%	1.98%-5.31%	0.88%-5.31%	1,416.5	1,705.0
Spent Nuclear Fuel Obligation (e)					268.6	266.3
Other Long-term Debt	2017-2059	2.75%	1.15%-13.718%	1.15%-13.718%	1,127.4	1,606.9
Total Long-term Debt Outstanding					$21,173.3	$20,391.2	(f)

AEP Texas
Senior Unsecured Notes	2018-2047	4.12%	2.40%-6.76%	2.61%-6.76%	$1,932.2	$1,241.3
Pollution Control Bonds (a)	2017-2030	4.39%	1.75%-6.30%	4.00%-6.30%	490.5	530.3
Securitization Bonds	2017-2024 (d)	4.05%	1.98%-5.31%	0.88%-5.31%	1,026.1	1,245.8
Other Long-term Debt	2019-2059	2.76%	2.75%-4.50%	2.438%-4.50%	200.5	200.3
Total Long-term Debt Outstanding					$3,649.3	$3,217.7

AEPTCo
Senior Unsecured Notes	2018-2047	3.85%	2.68%-5.52%	2.68%-5.52%	$2,550.4	$1,932.0
Total Long-term Debt Outstanding					$2,550.4	$1,932.0

APCo
Senior Unsecured Notes	2017-2045	5.20%	3.30%-7.00%	3.40%-7.00%	$3,045.1	$2,972.4
Pollution Control Bonds (a)	2018-2042 (b)	2.44%	1.625%-5.38%	0.69%-5.38%	512.2	615.8
Securitization Bonds	2023-2028 (d)	2.98%	2.008%-3.772%	2.008%-3.772%	295.9	318.9
Other Long-term Debt	2019-2026	2.92%	2.73%-13.718%	2.06%-13.718%	126.9	126.8
Total Long-term Debt Outstanding					$3,980.1	$4,033.9

I&M
Senior Unsecured Notes	2019-2047	5.20%	3.20%-7.00%	3.20%-7.00%	$1,809.0	$1,512.8
Pollution Control Bonds (a)	2018-2025 (b)	2.02%	1.75%-2.75%	0.74%-4.625%	264.6	225.4
Notes Payable – Nonaffiliated (c)	2017-2022	2.15%	2.03%-2.19%	1.456%-1.81%	188.6	251.4
Spent Nuclear Fuel Obligation (e)					268.6	266.3
Other Long-term Debt	2018-2025	3.03%	2.82%-6.00%	2.15%-6.00%	214.3	215.5
Total Long-term Debt Outstanding					$2,745.1	$2,471.4

OPCo
Senior Unsecured Notes	2018-2035	5.98%	5.375%-6.60%	5.375%-6.60%	$1,591.4	$1,590.2
Pollution Control Bonds	2038	5.80%	5.80%	5.80%	32.3	32.3
Securitization Bonds	2018-2019 (d)	2.049%	2.049%	0.958%-2.049%	94.5	140.2
Other Long-term Debt	2028	1.15%	1.15%	1.15%	1.1	1.2
Total Long-term Debt Outstanding					$1,719.3	$1,763.9

PSO
Senior Unsecured Notes	2019-2046	4.80%	3.05%-6.625%	3.05%-6.625%	$1,144.1	$1,143.2
Pollution Control Bonds (a)	2020	4.45%	4.45%	4.45%	12.6	12.6
Other Long-term Debt	2019-2027	2.60%	2.584%-3.00%	1.92%-3.00%	129.8	130.2
Total Long-term Debt Outstanding					$1,286.5	$1,286.0

SWEPCo
Senior Unsecured Notes	2017-2045	4.78%	2.75%-6.45%	2.75%-6.45%	$2,110.7	$2,359.2
Pollution Control Bonds (a)	2018-2019	3.62%	1.60%-4.95%	1.60%-4.95%	135.1	134.9
Notes Payable – Nonaffiliated (c)	2024-2032	5.20%	4.58%-6.37%	4.58%-6.37%	72.1	75.3
Other Long-term Debt	2017-2023	3.00%	2.925%-4.28%	2.346%-4.28%	124.0	109.7
Total Long-term Debt Outstanding					$2,441.9	$2,679.1

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)
Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)
Dates represent the scheduled final payment dates for the securitization bonds. The legal maturity date is one to two years later. These bonds have been classified for maturity and repayment purposes based on the scheduled final payment date.

(e)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).

(f)
Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

Long-term debt outstanding as of December 31, 2017 is payable as follows:

	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2018	$1,753.7	$266.1	$50.0	$249.2	$474.7	$397.0	$0.5	$3.7
2019	2,307.9	501.1	85.0	305.4	535.2	48.0	375.5	457.2
2020	1,322.0	377.7	—	90.3	26.4	0.1	13.2	118.7
2021	1,352.9	66.2	50.0	393.0	49.9	500.1	250.5	3.7
2022	1,318.4	493.1	104.0	26.0	3.5	0.1	0.5	278.7
After 2022	13,265.7	1,970.5	2,286.0	2,951.0	1,673.9	782.9	652.5	1,594.9
Principal Amount	21,320.6	3,674.7	2,575.0	4,014.9	2,763.6	1,728.2	1,292.7	2,456.9
Unamortized Discount, Net and Debt Issuance Costs	(147.3)	(25.4)	(24.6)	(34.8)	(18.5)	(8.9)	(6.2)	(15.0)
Total Long-term Debt Outstanding	$21,173.3	$3,649.3	$2,550.4	$3,980.1	$2,745.1	$1,719.3	$1,286.5	$2,441.9

In January and February 2018, I&M retired $14 million and $2 million, respectively, of Notes Payable related to DCC Fuel.

In January 2018, AEP Texas retired $96 million of Securitization Bonds.

In January 2018, OPCo retired $23 million of Securitization Bonds.

In January 2018, SWEPCo issued $450 million of 3.85% Senior Unsecured Notes due in 2048.

In January 2018, Transource Energy issued $2 million of variable rate Other Long-term Debt due in 2020.

In February 2018, APCo retired $12 million of Securitization Bonds.

In February 2018, SWEPCo retired $2 million of Other Long-term Debt.

As of December 31, 2017, trustees held, on behalf of AEP, $678 million of their reacquired Pollution Control Bonds. Of this total, $104 million and $345 million related to APCo and OPCo, respectively.

Debt Covenants (Applies to AEP and AEPTCo)

Covenants in AEPTCo’s note purchase agreements and indenture limit the amount of contractually-defined priority debt (which includes a further sub-limit of $50 million of secured debt) to 10% of consolidated tangible net assets. AEPTCo’s contractually-defined priority debt was 0.6% of consolidated tangible net assets as of December 31,2017. The method for calculating the consolidated tangible net assets is contractually defined in the note purchase agreements.

Dividend Restrictions

Utility Subsidiaries’ Restrictions

Parent depends on its utility subsidiaries to pay dividends to shareholders. AEP utility subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the subsidiaries to transfer funds to Parent in the form of dividends.
All of the dividends declared by AEP’s utility subsidiaries that provide transmission or local distribution services are subject to a Federal Power Act restriction that prohibits the payment of dividends out of capital accounts without regulatory approval; payment of dividends is allowed out of retained earnings only. Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generation plants. Because of their ownership of such plants, this reserve applies to AGR, APCo and I&M.
Certain AEP subsidiaries also have credit agreements that contain covenants that limit their debt to capitalization ratio to 67.5%. The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements.

The most restrictive dividend limitation for certain AEP subsidiaries is through the Federal Power Act restriction, while for other AEP subsidiaries the most restrictive dividend limitation is through the credit agreements. As of December 31, 2017, the maximum amount of restricted net assets of AEP’s subsidiaries that may not be distributed to the Parent in the form of a loan, advance or dividend was $11.4 billion.

The Federal Power Act restriction does not limit the ability of the AEP subsidiaries to pay dividends out of retained earnings. However, the credit agreement covenant restrictions can limit the ability of the AEP subsidiaries to pay dividends out of retained earnings. As of December 31, 2017, the amount of any such restrictions was as follows:

	AEP		AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Restricted Retained Earnings	$1,375.6	(a)	$219.6	$—	$—	$416.2	$—	$173.5	$470.6

(a)	Includes the restrictions of consolidated and unconsolidated subsidiaries.

Parent Restrictions (Applies to AEP)

The holders of AEP’s common stock are entitled to receive the dividends declared by the Board of Directors provided funds are legally available for such dividends.  Parent’s income primarily derives from common stock equity in the earnings of its utility subsidiaries.

Pursuant to the leverage restrictions in credit agreements, AEP must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%.  The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements.  As of December 31, 2017, AEP had $7.3 billion of available retained earnings to pay dividends to common shareholders. AEP paid $1.2 billion, $1.1 billion and $1.1 billion of dividends to common shareholders for the years ended December 31, 2017, 2016 and 2015, respectively.

Lines of Credit and Short-term Debt (Applies to AEP and SWEPCo)

AEP uses its commercial paper program to meet the short-term borrowing needs of its subsidiaries.  The program is used to fund both a Utility Money Pool, which funds the utility subsidiaries, and a Nonutility Money Pool, which funds certain of the nonutility subsidiaries.  In addition, the program also funds, as direct borrowers, the short-term debt requirements of other subsidiaries that are not participants in either money pool for regulatory or operational reasons.  As of December 31, 2017, AEP had a credit facility for $3 billion to support its commercial paper program.  The maximum amount of commercial paper outstanding during 2017 was $1.6 billion and the weighted average interest rate of commercial paper outstanding during 2017 was 1.25%.  AEP’s outstanding short-term debt was as follows:

		December 31,
		2017		2016
Company	Type of Debt	Outstanding Amount	Interest Rate (a)	Outstanding Amount	Interest Rate (a)
		(in millions)		(in millions)
AEP	Securitized Debt for Receivables (b)	$718.0	1.22%	$673.0	0.70%
AEP	Commercial Paper	898.6	1.85%	1,040.0	1.02%
SWEPCo	Notes Payable	22.0	2.92%	—	—%
	Total Short-term Debt	$1,638.6		$1,713.0

(a)	Weighted average rate.

(b)	Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.
Corporate Borrowing Program – AEP System (Applies to Registrant Subsidiaries)

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of AEP’s subsidiaries.  The corporate borrowing program includes a Utility Money Pool, which funds AEP’s utility subsidiaries, a Nonutility Money Pool, which funds certain AEP nonutility subsidiaries, and direct borrowing from AEP.  The AEP System Utility Money Pool operates in accordance with the terms and conditions of the AEP System Utility Money Pool agreement filed with the FERC.  The amounts of outstanding loans to (borrowings from) the Utility Money Pool as of December 31, 2017 and 2016 are included in Advances to Affiliates and Advances from Affiliates, respectively, on each of the Registrant Subsidiaries’ balance sheets.  The Utility Money Pool participants’ money pool activity and their corresponding authorized borrowing limits are described in the following tables:

Year Ended December 31, 2017:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2017	Limit
	(in millions)
AEP Texas	$296.0	$451.7	$194.8	$264.6	$103.5	$400.0
AEPTCo	467.2	268.0	180.5	119.8	109.2	795.0	(a)
APCo	231.5	160.7	144.3	30.0	(162.5)	600.0
I&M	367.4	12.6	204.9	12.6	(199.2)	500.0
OPCo	280.6	56.2	137.0	27.9	(87.8)	400.0
PSO	185.2	—	119.3	—	(149.6)	300.0
SWEPCo	187.5	178.6	95.5	169.5	(118.7)	350.0

Year Ended December 31, 2016:

	Maximum		Average			Net Loans to
	Borrowings	Maximum	Borrowings		Average	(Borrowings from)	Authorized
	from the	Loans to the	from the		Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility		Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool		Money Pool	December 31, 2016	Limit
	(in millions)
AEP Texas	$176.9	$138.9	$87.5		$79.8	$(174.5)	$400.0
AEPTCo	363.4	82.0	153.7	—	14.6	49.8	795.0	(a)
APCo	286.9	25.7	148.0		24.8	(55.5)	600.0
I&M	369.1	97.6	129.9		19.5	(202.7)	500.0
OPCo	227.9	379.2	116.6		182.4	24.2	400.0
PSO	52.0	205.4	12.9		48.1	(52.0)	300.0
SWEPCo	249.4	313.3	171.8		267.7	167.8	350.0

(a)	Amount represents the combined authorized short-term borrowing limit the State Transcos have from FERC or state regulatory commissions.

The activity in the above tables does not include short-term lending activity of certain AEP nonutility subsidiaries. AEP Texas’ wholly-owned subsidiary AEP Texas North Generation Company LLC (TNGC) and SWEPCo’s wholly-owned subsidiary, Mutual Energy SWEPCo, LP are participants in the Nonutility Money Pool. The amounts of outstanding loans to the Nonutility Money Pool as of December 31, 2017 and 2016 are included in Advances to Affiliates on each subsidiaries’ balance sheets. The Nonutility Money Pool participants’ money pool activity is described in the following tables:

Year Ended December 31, 2017:

	Maximum	Maximum	Average	Average	Net Loans to
	Borrowings from	Loans to the	Borrowings from	Loans to the	the Nonutility
	the Nonutility	Nonutility	the Nonutility	Nonutility	Money Pool as of
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2017
	(in millions)
AEP Texas	$—	$8.6	$—	$8.3	$8.4
SWEPCo	—	2.0	—	2.0	2.0

Year Ended December 31, 2016:

	Maximum	Maximum	Average	Average	Net Loans to
	Borrowings from	Loans to the	Borrowings from	Loans to the	the Nonutility
	the Nonutility	Nonutility	the Nonutility	Nonutility	Money Pool as of
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2016
	(in millions)
AEP Texas (a)	$12.5	$27.0	$12.0	$12.3	$8.6
SWEPCo	—	2.0	—	2.0	2.0

(a)
Amounts include short-term loans and (borrowings) related to Wind Farms that have been classified as Assets and Liabilities From Discontinued Operations, which were transferred to a competitive AEP Affiliate in December 2016. See Note 7 for additional information.

AEP has a direct financing relationship with AEPTCo to meet its short-term borrowing needs. In January 2017, management removed AEP Texas from the direct financing relationship with AEP to better reflect current business operations. The amounts of outstanding loans to (borrowings from) AEP as of December 31, 2017 and 2016 are included in Advances to Affiliates and Advances from Affiliates, respectively, on each Registrant Subsidiaries’ balance sheets. The direct borrowing and lending activity with AEP are described in the following tables:

Year Ended December 31, 2017:

					Borrowings
					from	Loans to	Authorized
	Maximum	Maximum	Average	Average	AEP as of	AEP as of	Short-term
	Borrowings	Loans	Borrowings	Loans	December 31,	December 31,	Borrowing
Company	from AEP	to AEP	from AEP	to AEP	2017	2017	Limit
	(in millions)
AEP Texas	$—	$—	$—	$—	$—	$—	$—
AEPTCo	4.1	151.9	1.1	39.3	1.1	22.5	75.0	(b)

Year Ended December 31, 2016:

					Borrowings
					from	Loans to	Authorized
	Maximum	Maximum	Average	Average	AEP as of	AEP as of	Short-term
	Borrowings	Loans	Borrowings	Loans	December 31,	December 31,	Borrowing
Company	from AEP	to AEP	from AEP	to AEP	2016	2016	Limit
	(in millions)
AEP Texas (a)	$55.0	$5.0	$42.5	$5.0	$—	$5.0	$—
AEPTCo	5.6	170.4	1.0	35.7	1.0	14.2	75.0	(b)

(a)
Amounts include short-term loans and (borrowings) related to Wind Farms that have been classified as Assets and Liabilities From Discontinued Operations, which were transferred to a competitive AEP Affiliate in December 2016. See Note 7 for additional information.

(b)	Amount represents the combined authorized short-term borrowing limit the State Transcos have from FERC or state regulatory commissions.

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2017	2016	2015
Maximum Interest Rate	1.85%	1.02%	0.87%
Minimum Interest Rate	0.92%	0.69%	0.37%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2017	2016	2015	2017	2016	2015
AEP Texas	1.29%	0.88%	0.46%	1.26%	0.72%	0.52%
AEPTCo	1.36%	0.85%	0.46%	1.27%	0.83%	0.49%
APCo	1.28%	0.80%	0.53%	1.29%	0.82%	0.47%
I&M	1.27%	0.80%	0.49%	1.29%	0.80%	0.48%
OPCo	1.37%	0.85%	—%	0.98%	0.74%	0.48%
PSO	1.32%	0.96%	0.49%	—%	0.83%	0.48%
SWEPCo	1.28%	0.79%	0.53%	0.98%	0.90%	0.48%

Maximum, minimum and average interest rates for funds either borrowed from or loaned to the Nonutility Money Pool are summarized in the following tables:

Year Ended December 31, 2017:

	Maximum	Minimum	Maximum	Minimum	Average	Average
	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate
	for Funds	for Funds	for Funds	for Funds	for Funds	for Funds
	Borrowed from	Borrowed from	Loaned to	Loaned to	Borrowed from	Loaned to
	the Nonutility	the Nonutility	the Nonutility	the Nonutility	the Nonutility	the Nonutility
Company	Money Pool	Money Pool	Money Pool	Money Pool	Money Pool	Money Pool
AEP Texas	—%	—%	1.85%	—%	—%	1.32%
SWEPCo	—%	—%	1.85%	—%	—%	1.32%

Year Ended December 31, 2016:

	Maximum	Minimum	Maximum	Minimum	Average	Average
	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate
	for Funds	for Funds	for Funds	for Funds	for Funds	for Funds
	Borrowed from	Borrowed from	Loaned to	Loaned to	Borrowed from	Loaned to
	the Nonutility	the Nonutility	the Nonutility	the Nonutility	the Nonutility	the Nonutility
Company	Money Pool	Money Pool	Money Pool	Money Pool	Money Pool	Money Pool
AEP Texas	1.11%	0.97%	1.02%	0.75%	1.00%	0.86%
SWEPCo	—%	—%	1.02%	0.69%	—%	0.82%

Year Ended December 31, 2015:

	Maximum	Minimum	Maximum	Minimum	Average	Average
	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate
	for Funds	for Funds	for Funds	for Funds	for Funds	for Funds
	Borrowed from	Borrowed from	Loaned to	Loaned to	Borrowed from	Loaned to
	the Nonutility	the Nonutility	the Nonutility	the Nonutility	the Nonutility	the Nonutility
Company	Money Pool	Money Pool	Money Pool	Money Pool	Money Pool	Money Pool
AEP Texas	1.14%	0.64%	—%	—%	0.76%	—%
SWEPCo	—%	—%	0.87%	0.37%	—%	0.48%

Maximum, minimum and average interest rates for funds either borrowed from or loaned to AEP are summarized in the following tables:

Year Ended December 31, 2017:

	Maximum	Minimum	Maximum	Minimum	Average	Average
	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate
	for Funds	for Funds	for Funds	for Funds	for Funds	for Funds
	Borrowed from	Borrowed from	Loaned to	Loaned to	Borrowed from	Loaned to
Company	AEP	AEP	AEP	AEP	AEP	AEP
AEP Texas	—%	—%	—%	—%	—%	—%
AEPTCo	1.85%	0.92%	1.85%	0.92%	1.33%	1.36%

Year Ended December 31, 2016:

	Maximum	Minimum	Maximum	Minimum	Average	Average
	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate
	for Funds	for Funds	for Funds	for Funds	for Funds	for Funds
	Borrowed from	Borrowed from	Loaned to	Loaned to	Borrowed from	Loaned to
Company	AEP	AEP	AEP	AEP	AEP	AEP
AEP Texas	0.98%	0.69%	1.02%	0.99%	0.83%	1.00%
AEPTCo	1.02%	0.69%	1.02%	0.69%	0.83%	0.87%

Year Ended December 31, 2015:

	Maximum	Minimum	Maximum	Minimum	Average	Average
	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate
	for Funds	for Funds	for Funds	for Funds	for Funds	for Funds
	Borrowed from	Borrowed from	Loaned to	Loaned to	Borrowed from	Loaned to
Company	AEP	AEP	AEP	AEP	AEP	AEP
AEP Texas	0.87%	0.37%	—%	—%	0.48%	—%
AEPTCo	0.87%	0.37%	0.87%	0.37%	0.48%	0.47%

Interest expense and interest income related to the Utility Money Pool, Nonutility Money Pool and direct borrowing financing relationship are included in Interest Expense and Interest Income, respectively, on each of the Registrant Subsidiaries’ statements of income.  The interest expense and interest income related to the corporate borrowing programs were immaterial for the years ended December 31, 2017, 2016 and 2015.
Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 6.

Securitized Accounts Receivables – AEP Credit (Applies to AEP)

AEP Credit has a receivables securitization agreement with bank conduits.  Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the receivables AEP Credit acquires from affiliated utility subsidiaries.  These securitized transactions allow AEP Credit to repay its outstanding debt obligations, continue to purchase the operating companies’ receivables and accelerate AEP Credit’s cash collections.

AEP Credit’s receivables securitization agreement provides a commitment of $750 million from bank conduits to purchase receivables and expires in June 2019.

Accounts receivable information for AEP Credit is as follows:

	Years Ended December 31,
	2017	2016	2015
	(dollars in millions)
Effective Interest Rates on Securitization of Accounts Receivable	1.22%	0.70%	0.30%
Net Uncollectible Accounts Receivable Written Off	$23.4	$23.7	$34.1

	December 31,
	2017	2016
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts	$925.5	$945.0
Short-term – Securitized Debt of Receivables	718.0	673.0
Delinquent Securitized Accounts Receivable	41.1	42.7
Bad Debt Reserves Related to Securitization	28.7	27.7
Unbilled Receivables Related to Securitization	303.2	322.1

AEP Credit’s delinquent customer accounts receivable represent accounts greater than 30 days past due.

Securitized Accounts Receivables – AEP Credit (Applies to Registrant Subsidiaries, except AEPTCo and AEP Texas)

Under this sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit’s financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary’s receivables.  APCo does not have regulatory authority to sell its West Virginia accounts receivable.  The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries manage and service their customer accounts receivable, which are sold to AEP Credit. AEP Credit securitizes the eligible receivables for the operating companies and retains the remainder.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary were as follows:

	December 31,
Company	2017	2016
	(in millions)
APCo	$136.2	$142.0
I&M	136.5	136.7
OPCo	367.4	388.3
PSO	115.1	110.4
SWEPCo	138.2	130.9

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
APCo	$5.6	$6.7	$7.6
I&M	6.7	7.1	8.4
OPCo	21.7	28.9	30.7
PSO	7.0	6.2	5.8
SWEPCo	7.2	6.9	7.0

The Registrant Subsidiaries’ proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
APCo	$1,372.8	$1,412.5	$1,453.8
I&M	1,612.9	1,596.2	1,553.0
OPCo	2,339.0	2,633.0	2,569.4
PSO	1,337.0	1,269.3	1,326.1
SWEPCo	1,563.4	1,531.7	1,597.8